United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		May 2, 2006

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$97,227,702


	Title of		Value		Invst	Other	Voting
Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Exxon Mobil Corporation	Com	30231G102	10,954	179986	Sole		179986
Goldman Sachs Group, Inc.	Com	38141G104	4,015	25580	Sole		25580
General Elec Company	Com	369604103	3,948	113517	Sole		113517
ConocoPhillips	Com	20825C104	3,588	56823	Sole		56823
Burlington Resources, Inc.	Com	122014103	3,457	37618	Sole		37618
Danaher Corporation Del	Com	235851102	3,289	51760	Sole		51760
Eaton Corporation	Com	278058102	3,237	44355	Sole		44355
Novartis A G ADR (Switzerland)	Com	66987V109	3,104	55983	Sole		55983
Procter & Gamble Company	Com	742718109	2,959	51342	Sole		51342
RPM International Incorporated	Com	749685103	2,945	164169	Sole		164169
Sherwin Williams Company	Com	824348106	2,886	58375	Sole		58375
Amgen Incorporated	Com	031162100	2,829	38886	Sole		38886
L-3 Communications Hldgs Incorporated	Com	502424104	2,825	32935	Sole		32935
Lowes Companies Incorporated	Com	548661107	2,790	43299	Sole		43299
Bank Of America Corporation	Com	060505104	2,758	60564	Sole		60564
Masco Corporation	Com	574599106	2,494	76750	Sole		76750
Harley Davidson Incorporated	Com	412822108	2,467	47556	Sole		47556
Citigroup Incorporated	Com	172967101	2,463	52140	Sole		52140
National City Corporation	Com	635405103	2,383	68280	Sole		68280
Becton Dickinson & Company	Com	075887109	2,345	38075	Sole		38075
Microsoft Corporation	Com	594918104	2,304	84671	Sole		84671
BP PLC ADR	Com	055622104	2,299	33349	Sole		33349
Allstate Corporation	Com	020002101	2,170	41650	Sole		41650
Steris Corporation	Com	859152100	2,138	86620	Sole		86620
Cisco Systems Incorporated	Com	17275R102	2,119	97784	Sole		97784
Harrahs Entertainment Incorporated	Com	413619107	2,089	26800	Sole		26800
Progressive Corporation Ohio	Com	743315103	2,046	19621	Sole		19621
Medtronic Incorporated	Com	585055106	1,962	38661	Sole		38661
E M C Corporation Mass	Com	268648102	1,819	133441	Sole		133441
Intel Corporation	Com	458140100	1,800	92492	Sole		92492
Applied Matls Incorporated	Com	038222105	1,640	93687	Sole		93687
Chevrontexaco Corporation	Com	166764100	1,517	26166	Sole		26166
Alcoa Incorporated	Com	013817101	1,436	46987	Sole		46987
International Business Machines	Com	459200101	493	5975	Sole		5975
Sky Finl Group Incorporated	Com	83080P103	419	15817	Sole		15817
Lincoln Elec Hldgs Incorporated	Com	533900106	418	7750	Sole		7750
Verizon Communications	Com	92343V104	383	11249	Sole		11249
America Movil S A De C V Spon Adr L Shs	Com	02364W105	343	10000	Sole		10000
Keycorp New	Com	493267108	339	9208	Sole		9208
Kcs Energy Incorporated	Com	482434206	312	12000	Sole		12000
Cap Gemini SA	Com	F13587120	311	5724	Sole		5724
Altria Group Incorporated	Com	02209S103	270	3805	Sole		3805
Pepsico Incorporated	Com	713448108	234	4049	Sole		4049
J P Morgan Chase & Company	Com	46625H100	219	5257	Sole		5257
Pfizer Incorporated	Com	717081103	209	8401	Sole		8401
Mc Graw Hill Inc.	Com	580645109	202	3505	Sole		3505